FINANCIAL ASSETS AND LIABILITIES - Summary of Managers and Directors Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS AND LIABILITIES
Short-term benefits to employees and directors	R$ 175,487	R$ 207,026	R$ 160,020
Share-based compensation	67,569	97,510	77,210
Post-employment benefits	2,369	2,888	2,039
Long-term benefits to officers and directors	1,645	60,781	26,563
Other long-term benefits	5,981
Managers' and directors' compensation	R$ 253,051	R$ 368,205	R$ 265,832